Lincoln Life & Annuity Company of New York

                Lincoln New York Account N for Variable Annuities

                               Lincoln ChoicePlus
                            Lincoln ChoicePlus Access

   Supplement dated January 15, 2004 to the Prospectus effective May 1, 2003
                          As supplemented May 19, 2003

                              Lincoln ChoicePlus II
                          Lincoln ChoicePlus II Access
                           Lincoln ChoicePlus II Bonus
                          Lincoln ChoicePlus II Advance
                     Lincoln ChoicePlus Assurance (B Share)
                     Lincoln ChoicePlus Assurance (C Share)
                     Lincoln ChoicePlus Assurance (L Share)
                      Lincoln ChoicePlus Assurance (Bonus)
                       (each referred to as "ChoicePlus")

    Supplement  dated January 15, 2004 to the Prospectus effective May 1, 2003
                As supplemented May 19, 2003; September 23, 2003

     Please keep this Supplement with your current Lincoln ChoicePlus prospectus and retain it for reference. This Supplement outlines additional provisions available to owners of the Principal SecuritySM Benefit and sets forth subadviser changes for two of the underlying investment options.

The contracts - Principal SecuritySM Benefit:

     All contractowners with the Principal SecuritySM Benefit are guaranteed the option to purchase i4LIFE(R) Advantage under the terms and rider charge in effect at the time the i4LIFE(R) Advantage is elected. Refer to your prospectus for further information.

Investments of the variable annuity account - Investment advisers:

     Effective January 1, 2004, the sub-adviser for the Aggressive Growth Fund will be T. Rowe Price Associates, Inc., and all references to "Putnam" in your prospectus are deleted and are to be replaced with "T. Rowe Price Associates, Inc."

     Effective January 1, 2004, the sub-adviser for the Global Asset Allocation Fund will be UBS Global Asset Management (Americas) Inc., and all references to "Putnam" in your prospectus are deleted and are to be replaced with "UBS Global Asset Management (Americas) Inc."